Organization and Description of Business (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions			12 Months Ended
	Mar. 19, 2014	Mar. 19, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 185,628
Proceeds from Issuance Initial Public Offering			$ 0	$ 189,943	$ 0
IPO [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues	$ 204,200
Proceeds from Issuance Initial Public Offering	185,600
Payments of Stock Issuance Costs, Underwriter Fees and Commissions	14,300
Deferred Offering Costs	$ 4,300	$ 4,300
IPO [Member] | Class B [Member]
Class of Stock [Line Items]
Shares issued during the period	12.8	12.8
Shares Issued, Price Per Share	$ 16.00	$ 16.00